UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Omega Advisors, Inc.
           --------------------------------------------------
Address:   Wall Street Plaza
           --------------------------------------------------
           88 Pine Street
           --------------------------------------------------
           New York, New York 10005
           --------------------------------------------------

Form 13F File Number:  28- 3530
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Leon G. Cooperman
           --------------------------------------------------
Title:     Chairman and CEO
           --------------------------------------------------
Phone:     212-495-5210
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Leon G. Cooperman             New York, New York         11/13/01
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        82
                                               -------------

Form 13F Information Table Value Total:       $1,406,645
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                             VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ADELPHIA COMMUNICATIONS CORP      CL A           006848105    25,934  1,168,200    SH       SOLE         1,168,200
-----------------------------------------------------------------------------------------------------------------------------------
AES CORP                          COM            00130H105    19,230  1,500,000    SH       SOLE         1,500,000
-----------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                     COM            00817Y108     7,844    271,500    SH       SOLE           271,500
-----------------------------------------------------------------------------------------------------------------------------------
AGRIUM INC                        COM            008916108     4,576    470,800    SH       SOLE           470,800
-----------------------------------------------------------------------------------------------------------------------------------
ALCAN INC                         COM            013716105     6,000    200,000    SH       SOLE           200,000
-----------------------------------------------------------------------------------------------------------------------------------
APW LTD                           COM            G04397108    13,240  3,167,570    SH       SOLE         3,167,570
-----------------------------------------------------------------------------------------------------------------------------------
AT&T CANADA INC                   COM            00207Q202     8,799    303,300    SH       SOLE           303,300
-----------------------------------------------------------------------------------------------------------------------------------
AT&T WIRELESS SVCS INC            COM            00209A106    29,619  1,982,500    SH       SOLE         1,982,500
-----------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION       COM            060505104     4,672     80,000    SH       SOLE            80,000
-----------------------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC CORP            COM            101137107     8,739    426,300    SH       SOLE           426,300
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                     COM            172967101    10,988    271,300    SH       SOLE           271,300
-----------------------------------------------------------------------------------------------------------------------------------
CAMECO CORP                       COM            13321L108    14,667    644,400    SH       SOLE           644,400
-----------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS      COM            184502102     2,226     56,000    SH       SOLE            56,000
-----------------------------------------------------------------------------------------------------------------------------------
CNA FINL CORP                     COM            126117100    15,591    576,597    SH       SOLE           576,597
-----------------------------------------------------------------------------------------------------------------------------------
CANADIAN PAC RY LTD               COM            13645T100    39,057  1,217,100    SH       SOLE         1,217,100
-----------------------------------------------------------------------------------------------------------------------------------
CONVERGYS CORP                    COM            212485106    20,119    725,000    SH       SOLE           725,000
-----------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICATIONS NEW       CL A           278762109    12,217    525,000    SH       SOLE           525,000
-----------------------------------------------------------------------------------------------------------------------------------
DIAMOND OFFSHORE DRILLING INC     COM            25271C102     4,151    164,600    SH       SOLE           164,600
-----------------------------------------------------------------------------------------------------------------------------------
DARDEN RESTAURANTS INC            COM            237194105     4,211    160,400    SH       SOLE           160,400
-----------------------------------------------------------------------------------------------------------------------------------
DOMTAR INC                        COM            257561100     5,213    695,000    SH       SOLE           695,000
-----------------------------------------------------------------------------------------------------------------------------------
EDISON INTL                       COM            281020107    19,740  1,500,000    SH       SOLE         1,500,000
-----------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP NEW                  COM            29364G103    22,225    625,000    SH       SOLE           625,000
-----------------------------------------------------------------------------------------------------------------------------------
ENTERASYS NETWORKS INC            COM            293637104     7,482  1,160,000    SH       SOLE         1,160,000
-----------------------------------------------------------------------------------------------------------------------------------
EXTENDICARE INC CDA               SUB VTG SH     30224T871     2,925    658,500    SH       SOLE           658,500
-----------------------------------------------------------------------------------------------------------------------------------
FBR ASSET INVT CORP               COM            30241E303     4,216    182,500    SH       SOLE           182,500
-----------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GOLD    CL B           35671D857    17,006  1,547,400    SH       SOLE         1,547,400
-----------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MORGAN  COPPER & GOLD    CL A           35671D105     5,782    584,600    SH       SOLE           584,600
-----------------------------------------------------------------------------------------------------------------------------------
F M C CORP                        COM NEW        302491303    23,207    473,700    SH       SOLE           473,700
-----------------------------------------------------------------------------------------------------------------------------------
FORTUNE BRANDS INC                COM            349631101       804     24,000    SH       SOLE            24,000
-----------------------------------------------------------------------------------------------------------------------------------
GALILEO INTERNATIONAL INC         COM            363547100    94,352  4,544,894    SH       SOLE         4,544,894
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP                 CL H NEW       370442832    33,976  2,548,800    SH       SOLE         2,548,800
-----------------------------------------------------------------------------------------------------------------------------------
HOLLINGER INTL INC                CL A           435569108    15,420  1,468,600    SH       SOLE         1,468,600
-----------------------------------------------------------------------------------------------------------------------------------
HERCULES INC                      COM            427056106    36,543  4,429,400    SH       SOLE         4,429,400
-----------------------------------------------------------------------------------------------------------------------------------
IBP INC                           COM            449223106    28,443  1,202,642    SH       SOLE         1,202,642
-----------------------------------------------------------------------------------------------------------------------------------
JOY GLOBAL INC                    COM            481165108    16,409  1,105,000    SH       SOLE         1,105,000
-----------------------------------------------------------------------------------------------------------------------------------
KPMG CONSULTING INC               COM            48265R109    12,762  1,180,600    SH       SOLE         1,180,600
-----------------------------------------------------------------------------------------------------------------------------------
KELLWOOD CO                       COM            488044108       551     29,800    SH       SOLE            29,800
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY CORP S C                  COM            530370105       640     16,100    SH       SOLE            16,100
-----------------------------------------------------------------------------------------------------------------------------------
LNR PPTY CORP                     COM            501940100     6,550    218,700    SH       SOLE           218,700
-----------------------------------------------------------------------------------------------------------------------------------
LO-JACK CORP                      COM            539451104     3,541    708,200    SH       SOLE           708,200
-----------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTL NEW                  CL A           529771107    12,461    278,700    SH       SOLE           278,700
-----------------------------------------------------------------------------------------------------------------------------------
MASSEY ENERGY CORP                COM            576206106    27,281  1,862,200    SH       SOLE         1,862,200
-----------------------------------------------------------------------------------------------------------------------------------
METLIFE INC                       COM            59156R108    14,850    500,000    SH       SOLE           500,000
-----------------------------------------------------------------------------------------------------------------------------------
MOHAWK INDS INC                   COM            608190104    42,443  1,154,900    SH       SOLE         1,154,900
-----------------------------------------------------------------------------------------------------------------------------------
BAYCORP HLDGS CORP                COM            072728108    23,615  2,758,800    SH       SOLE         2,758,800
-----------------------------------------------------------------------------------------------------------------------------------
NEWHALL LAND & FARMING CO CAL     DEPOSITARY REC 651426108    44,444  1,567,700    SH       SOLE         1,567,700
-----------------------------------------------------------------------------------------------------------------------------------
NIAGRA MOHAWK HLDGS INC           COM            653520106    35,861  2,113,200    SH       SOLE         2,113,200
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CMNTY BANCORP INC        COM            649445103     4,410    190,000    SH       SOLE           190,000
-----------------------------------------------------------------------------------------------------------------------------------
OFFICE DEPOT INC                  COM            676220106    22,898  1,683,700    SH       SOLE         1,683,700
-----------------------------------------------------------------------------------------------------------------------------------
OXFORD HEALTH PLANS INC           COM            691471106    63,184  2,224,800    SH       SOLE         2,224,800
-----------------------------------------------------------------------------------------------------------------------------------
OMI CORP NEW                      COM            Y6476W104     7,403  1,750,000    SH       SOLE         1,750,000
-----------------------------------------------------------------------------------------------------------------------------------
OFFICEMAX INC                     COM            67622M108     2,192    718,800    SH       SOLE           718,800
-----------------------------------------------------------------------------------------------------------------------------------
COASTCAST CORP                    COM            19057T108       331     73,500    SH       SOLE            73,500
-----------------------------------------------------------------------------------------------------------------------------------
PG&E CORP                         COM            69331C108    16,269  1,070,300    SH       SOLE         1,070,300
-----------------------------------------------------------------------------------------------------------------------------------
PRIME HOSPITALITY CORP            COM            741917108     4,743    539,000    SH       SOLE           539,000
-----------------------------------------------------------------------------------------------------------------------------------
PARK PL ENTMT CORP                COM            700690100    22,496  3,069,000    SH       SOLE         3,069,000
-----------------------------------------------------------------------------------------------------------------------------------
POGO PRODUCING CO                 COM            730448107    23,716  1,009,175    SH       SOLE         1,009,175
-----------------------------------------------------------------------------------------------------------------------------------
PROVIDIAN FINL CORP               COM            74406A102        70      1,800    SH       SOLE             1,800
-----------------------------------------------------------------------------------------------------------------------------------
RYDER SYS INC                     COM            783549108    72,604  3,632,000    SH       SOLE         3,632,000
-----------------------------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN CRUISES LTD       COM            V7780T103     8,162    760,700    SH       SOLE           760,700
-----------------------------------------------------------------------------------------------------------------------------------
RESOURCE AMERICA INC              CL A           761195205       467     52,200    SH       SOLE            52,200
-----------------------------------------------------------------------------------------------------------------------------------
ROGERS COMMUNICATIONS INC         CL B           775109200    17,043  1,326,300    SH       SOLE         1,326,300
-----------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN SEDCO FOREX INC        ORD            G90078109     7,661    290,200    SH       SOLE           290,200
-----------------------------------------------------------------------------------------------------------------------------------
RELIANT RES INC                   COM            75952B105     6,488    400,500    SH       SOLE           400,500
-----------------------------------------------------------------------------------------------------------------------------------
SPX CORP                          COM            784635104    16,572    199,900    SH       SOLE           199,900
-----------------------------------------------------------------------------------------------------------------------------------
STATION CASINOS INC               COM            857689103     9,112  1,084,780    SH       SOLE         1,084,780
-----------------------------------------------------------------------------------------------------------------------------------
STILLWATER MNG CO                 COM            86074Q102    13,138    653,000    SH       SOLE           653,000
-----------------------------------------------------------------------------------------------------------------------------------
AT&T CORP                         COM            001957109    28,045  1,453,100    SH       SOLE         1,453,100
-----------------------------------------------------------------------------------------------------------------------------------
TEEKAY SHIPPING MARSHALL ISLND    COM            Y8564W103    19,544    626,800    SH       SOLE           626,800
-----------------------------------------------------------------------------------------------------------------------------------
HILFIGER TOMMY CORP               ORD            G8915Z102       472     52,700    SH       SOLE            52,700
-----------------------------------------------------------------------------------------------------------------------------------
TYSON FOODS INC                   CL A           902494103     2,535    253,000    SH       SOLE           253,000
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                 COM            902124106    98,795  2,171,321    SH       SOLE         2,171,321
-----------------------------------------------------------------------------------------------------------------------------------
USA NETWORKS INC                  COM            902984103    26,580  1,478,300    SH       SOLE         1,478,300
-----------------------------------------------------------------------------------------------------------------------------------
VIASYSTEMS GROUP INC              COM            92553H100       872  1,341,500    SH       SOLE         1,341,500
-----------------------------------------------------------------------------------------------------------------------------------
VIACOM INC CL B                   CL B           925524308     4,485    130,000    SH       SOLE           130,000
-----------------------------------------------------------------------------------------------------------------------------------
VODAFONE GROUP PLC NEW            SPONSORED ADR  92857W100     9,992    455,000    SH       SOLE           455,000
-----------------------------------------------------------------------------------------------------------------------------------
WHIRLPOOL CORP                    COM            963320106     9,404    169,900    SH       SOLE           169,900
-----------------------------------------------------------------------------------------------------------------------------------
WELLMAN INC                       COM            949702104     6,153    532,700    SH       SOLE           532,700
-----------------------------------------------------------------------------------------------------------------------------------
WALTER INDS INC                   COM            93317Q105    10,941  1,222,463    SH       SOLE         1,222,463
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC DEL              COM            969457100    43,028  1,576,100    SH       SOLE         1,576,100
-----------------------------------------------------------------------------------------------------------------------------------
WESTERN RES INC                   COM            959425109    13,738    830,100    SH       SOLE           830,100
-----------------------------------------------------------------------------------------------------------------------------------
PETROLEUM GEO-SVCS A/S            SPONSORED ADR  716597109     2,480    393,700    SH       SOLE           393,700
-----------------------------------------------------------------------------------------------------------------------------------


